Significant Accounting Policies (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies
Minimum percentage of likelihood of being realized upon settlement for benefits from tax positions (as a percent)	50.00%
Maturity tenure of derivative used in classifying it as current or noncurrent (in months)	12 months
Maximum original maturity period of highly liquid investments to be cash equivalents (in months)	3 months
Expected realization period for debt securities included in current assets	1 year
Number of days after which receivables are past-due	90 days
Common stock, par value (in dollars per share)	$ 0.20	$ 0.20
Minimum | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Maximum | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Capitalized software
Property, Plant and Equipment and Finite-Lived Intangible Assets
Other intangible assets maximum years of life (in years)	3
Capitalized costs for internal-use software
Property, Plant and Equipment and Finite-Lived Intangible Assets
Other intangible assets maximum years of life (in years)	2
Other intangible assets
Property, Plant and Equipment and Finite-Lived Intangible Assets
Other intangible assets minimum years of life (in years)	1
Other intangible assets maximum years of life (in years)	7
Buildings
Property, Plant and Equipment and Finite-Lived Intangible Assets
Minimum estimated useful lives of plant, rental machines and other property (in years)	30
Maximum estimated useful lives of plant, rental machines and other property (in years)	50
Building equipment
Property, Plant and Equipment and Finite-Lived Intangible Assets
Minimum estimated useful lives of plant, rental machines and other property (in years)	10
Maximum estimated useful lives of plant, rental machines and other property (in years)	20
Land improvements
Property, Plant and Equipment and Finite-Lived Intangible Assets
Maximum estimated useful lives of plant, rental machines and other property (in years)	20
Plant, laboratory and office equipment
Property, Plant and Equipment and Finite-Lived Intangible Assets
Minimum estimated useful lives of plant, rental machines and other property (in years)	2
Maximum estimated useful lives of plant, rental machines and other property (in years)	20
Computer equipment
Property, Plant and Equipment and Finite-Lived Intangible Assets
Minimum estimated useful lives of plant, rental machines and other property (in years)	1.5
Maximum estimated useful lives of plant, rental machines and other property (in years)	5
Leasehold improvements
Property, Plant and Equipment and Finite-Lived Intangible Assets
Maximum estimated useful lives of plant, rental machines and other property (in years)	25